Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2018
Leasehold interests in land classified as finance leases [Member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P50Y
Leasehold improvements [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Shorter of lease term or 3 years
Land improvements, buildings and building improvements [Member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P10Y
Land improvements, buildings and building improvements [Member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P50Y
Ferries [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P20Y
Furniture, fittings and equipment [Member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P3Y
Furniture, fittings and equipment [Member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P20Y
Vehicles [member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P5Y
Vehicles [member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful lives or depreciation rates, property, plant and equipment	P6Y